SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Concentration of credit risks
b.
Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen USA, Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the United States ("U.S."). Generally, these deposits may be redeemed upon demand and bear minimal risk.

Revenue recognition
c.
Revenue recognition:

The Company generates revenues mainly from its Research and Development Collaboration and License Agreements. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestones achievements.

The Company has adopted the new revenue standard, Topic 606 – “Revenue from Contracts with Customers”, as of January 1, 2018, using a modified retrospective adoption transition to each prior reporting period presented. The adoption did not have an effect over the Consolidated Financial Statements on the adoption date and no adjustment to prior year consolidated financial statements was required.

The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 606. In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

•	Identification of the contract, or contracts, with a customer
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Identification of the performance obligations in the contract- At contract inception, the Company assesses the goods or services promised in a contract with a customer and identifies those distinct goods and services that represent a performance obligation. A promised good or service may not be identified as a performance obligation if it is immaterial in the context of the contract with the customer, if it is not separately identifiable from other promises in the contract (either because it is not capable of being separated or because it is not separable in the context of the contract), or if the performance obligation does not provide the customer with a material right.

•
Determination of the transaction price- The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. Variable consideration will only be included in the transaction price when it is not considered constrained, which is when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

•
Allocation of the transaction price to the performance obligations in the contract- If it is determined that multiple performance obligations exist, the transaction price is allocated at the inception of the agreement to all identified performance obligations based on the relative standalone selling prices. The relative selling price for each deliverable is estimated using objective evidence if it is available. If objective evidence is not available, the Company uses its best estimate of the selling price for the deliverable.

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Recognition of revenue when, or as, the Company satisfies a performance obligation- Revenue is recognized when, or as, the Company satisfies a performance obligation by transferring a promised good or service to a customer. An asset is transferred when, or as, the customer obtains control of that asset, which for a service is considered to be as the services are received and used.

After contract inception, the transaction price is reassessed at every period end and updated for changes such as resolution of uncertain events. Any change in the transaction price is allocated to the performance obligations on the same basis as at contract inception.

The Company entered into an exclusive license agreement with AstraZeneca. Under the terms of the agreement, Compugen provided AstraZeneca with an exclusive license to intellectual property ("IP) rights of the Company for the development of bi-specific and multi-specific antibody products derived from a Compugen pipeline program. Compugen received a $10,000 upfront nonrefundable payment and is eligible to receive up to $200,000 in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales.

Under ASC 606, the Company determined the license to the IP to be a functional IP that has significant standalone functionality. The Company is not required to continue to support, develop or maintain the intellectual property transferred and will not undertake any activities to change the standalone functionality of the IP. Therefore the license to the IP is a distinct performance obligation and as such revenue is recognized at the point in time that control of the license is transferred to the customer.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable consideration is resolved). Therefore, as the milestone payments are not probable, revenue was not recognized in respect to such milestone payments.

Sales- or usage-based royalties to be received in exchange for licenses of IP are recognized at the later of when (1) the subsequent sale or usage occurs or (2) the performance obligation to which some or all of the sales- or usage-based royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future Commercial Sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

Recently adopted accounting pronouncements
d.	Recently adopted accounting pronouncements:

1.
Leases

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2016-02 (Topic 842) "Leases." Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, "Leases." Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures.

The Company adopted ASC 842 on January 1, 2019, using the modified retrospective approach and consequently did not restate comparative periods. In addition, the Company elected the available practical expedients on adoption which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs.

The Company leases real estate, cars and storage areas, which are all classified as operating leases. In addition to rent payments, the leases may require the Company to pay for insurance, maintenance and other operating expenses.

The Company determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, the Company classifies the lease as a finance lease. Otherwise, The Company classifies the lease as an operating lease. As of June 30, 2019, all arrangements were classified as operating leases.

Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. Our incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Operating lease expenses are recognized on a straight-line basis over the lease term. Some of the lease agreements include rental payments adjusted periodically for inflation. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non-USD denominated currencies. The Company’s lease agreements do not contain any material residual value guarantees.

The Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, the Company does not recognize ROU assets or lease liabilities, including not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition, but recognizes lease expenses over the lease term on a straight-line basis.

Some of the real estate leases contain variable lease payments, including payments subject to annual changes in the Consumer Price Index (CPI). The changes to the CPI are treated as variable lease payments and recognized in the period in which the obligation for those payments was incurred.

The Company recorded upon adoption as of January 1, 2019, right-of-use leased assets and corresponding liabilities of $ 5,049.

See note 4 for additional disclosures.

2.
The Company also adopted ASU 2018-07, “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU supersedes ASC 505-50, “Equity—Equity Based Payments to Non-Employees,” and expands the scope of ASC 718, “Compensation – Stock Compensation,” to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. The adoption of this guidance has no material impact on the Company’s financial statements.

Basic and diluted loss per share
e.
Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options and warrants for the six months ended June 30, 2019 and 2018 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of June 30, 2019 and 2018 the total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share were 12,822,249 and 8,750,886, respectively.